Shareholders' Equity and Convertible Preferred Shares - Schedule of Convertible Preferred Shares (Details)	Dec. 31, 2017 USD ($) shares
Class Of Stock [Line Items]
Shares Authorized	33,771,174
Shares Issued	33,277,678
Shares Outstanding	33,277,678
Carrying Value | $	$ 134,069
Liquidation Preference | $	$ 139,954	[1]
Ordinary shares Issuable Upon Conversion	33,277,678
Series A Convertible Preferred Shares
Class Of Stock [Line Items]
Shares Authorized	16,806,298
Shares Issued	16,806,298
Shares Outstanding	16,806,298
Carrying Value | $	$ 26,994
Liquidation Preference | $	$ 28,337	[1]
Ordinary shares Issuable Upon Conversion	16,806,298
Series B Convertible Preferred Shares
Class Of Stock [Line Items]
Shares Authorized	16,964,876
Shares Issued	16,471,380
Shares Outstanding	16,471,380
Carrying Value | $	$ 107,075
Liquidation Preference | $	$ 111,617	[1]
Ordinary shares Issuable Upon Conversion	16,471,380

[1]	Amounts were translated into United States dollars using the spot rate as of December 31, 2017